Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Fair Value Measurements [Abstract]
Schedule of Assets that are Measured at Fair Value on A Recurring Basis	The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of March 31, 2023 and December 31, 2022 and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value at each respective date:
Description	Amount at Fair Value	Level 1	Level 2	Level 3
March 31, 2023
Assets
Funds that invest in U.S. Treasury Securities	$47,766,049	$47,766,049	$—	$—
Liabilities
Derivative liabilities – Forward Purchase Agreement	$521,886	$—	$—	$521,886

December 31, 2022
Assets
Funds that invest in U.S. Treasury Securities	$47,264,548	$47,264,548	$—	$—
Liabilities
Derivative liabilities – Forward Purchase Agreement	$331,777	$—	$—	$331,777
The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2022 and 2021 and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value at each respective date.
Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Funds that invest in U.S. Treasury Securities	$47,264,548	$—	$—
Liabilities:
Derivative liabilities – Forward Purchase Agreement	$—	$—	$331,777
Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Funds that invest in U.S. Treasury Securities	$200,005,484	$—	$—
Liabilities:
Derivative liabilities – Forward Purchase Agreement	$—	$—	$—

Schedule of Quantitative Information Regarding Level 3 Fair Value Measurements	The following table provides quantitative information regarding Level 3 fair value measurements inputs at their measurement dates:
	As of March 31, 2023	As of December 31, 2022
Expected redemption price	$10.36	$10.48
Stock price	$10.18	$9.89
Volatility	55.0%	65.0%
Term (years)	3.40	3.50
Risk-free rate	3.77%	4.49%
Cost of debt	16.30%	14.80%
The following table provides quantitative information regarding Level 3 fair value measurements inputs at their measurement dates:
	At initial issuance date	As of December 31, 2022
Expected redemption price	$10.33	$10.48
Stock price	$10.04	$9.89
Volatility	65.0%	65.0%
Term (years)	3.50	5.67
Risk-free rate	4.49%	4.18%
Cost of debt	14.8%	12.4%

Schedule of Change in the Fair Value of the Forward Purchase Agreement Assets and Liabilities	The change in the fair value of the forward purchase agreement assets and liabilities, measured with Level 3 inputs
Derivative liabilities at January 1, 2022	$—
Loss on entry into Forward Purchase Agreement	295,330
Change in fair value of derivative liabilities	36,447
Derivative liabilities at December 31, 2022	331,777
Change in fair value of derivative liabilities	190,109
Derivative liabilities at March 31, 2023	$521,886
The change in the fair value of the forward purchase agreement assets and liabilities, measured with Level 3 inputs, for year ended December 31, 2022 is summarized as follows:
Derivative liabilities at January 1, 2022	$—
Loss on entry into Forward Purchase Agreement	295,330
Change in fair value of derivative liabilities	36,447
Derivative liabilities at December 31, 2022	$331,777